Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule Of Amounts Payable To (Receivables From) Related Parties
Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2021			At December 31, 2020
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes payable (receivable)	$(5)	$(1)	$(6)	$(6)	$(1)	$(7)
Texas margin tax payable	24	—	24	23	—	23

Net payable (receivable)	$19	$(1)	$18	$17	$(1)	$16

Schedule Of Cash Payments Made To Related Parties To Income Taxes
Cash payments made to our members related to income taxes consisted of the following:

	Year Ended December 31,
	2021			2020			2019
	STH	Texas Transm.	Total	STH	Texas Transm.	Total	STH	Texas Transm.	Total
Federal income taxes	$49	$12	$61	$70	$17	$87	$45	$11	$56
Texas margin taxes	23	—	23	22	—	22	22	—	22

Total payments	$72	$12	$84	$92	$17	$109	$67	$11	$78